Leases - Maturities of Operating Leases (Details) $ in Millions	Apr. 24, 2026 USD ($)
Leases [Abstract]
2027	$ 10
2028	10
2029	9
2030	7
2031	5
Thereafter	20
Total expected lease payments	61
Less: Imputed interest	(8)
Total lease liability	$ 53